Net Loss per Share and Unaudited Pro Forma Net Loss per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Net Loss Per Share
Net Loss per Share and Unaudited Pro Forma Net Loss per Share

13. Net Loss per Share

Net loss per share

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
Numerator:
Net loss attributable to common stockholders ($in millions)	$(30.9)	$(31.1)	$(88.4)	$(75.8)
Denominator:
Weighted average common shares outstanding — basic and diluted	53,997,315	11,178,924	25,935,362	11,079,303
Net loss per share attributable to common stockholders — basic and diluted	$(0.57)	$(2.78)	$(3.41)	$(6.84)

The Company’s potentially dilutive securities, which include stock options and preferred stock, have been excluded from the computation of diluted net loss per share as the effect would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	As of
	September 30,
	2020	2019
Options to purchase common stock	4,814,924	3,925,395
Convertible preferred stock (as converted to common stock)	—	31,557,107
	4,814,924	35,482,502

In addition to the potentially dilutive securities noted above, in 2016 and 2017 the Company entered into stock purchase agreements with executive employees where in lieu of cash payment for the stock, promissory notes were issued (see Note 11). The Company determined the purchase of the stock to be non-substantive, and as such, the shares subject to the promissory notes would not be deemed outstanding until such time as the promissory notes have been repaid. Accordingly, the Company excluded these shares in the calculation of basic and diluted net loss per share for the three and nine months ended September 30, 2019.

On June 8, 2020, all outstanding balances under the promissory notes were paid back to the Company and therefore, these shares were included in the calculation of basic and diluted net loss per share for the three and nine months ended September 30, 2020.

18. Net Loss per Share and Unaudited Pro Forma Net Loss per Share

Net loss per share

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year Ended December 31,
	2018	2019
Numerator:
Net loss attributable to common stockholders (in millions)	$(52.9)	$(108.5)
Denominator:
Weighted average common shares outstanding — basic and diluted	10,931,776	11,124,397
Net loss per share attributable to common stockholders — basic and diluted	$(4.84)	$(9.75)

The Company’s potentially dilutive securities, which include stock options, preferred stock and warrants to purchase shares of preferred stock, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	December 31,
	2018	2019
Options to purchase common stock	2,169,000	4,048,802
Convertible preferred stock (as converted to common stock)	24,445,555	31,557,107
	26,614,555	35,605,909

In addition to the potentially dilutive securities noted above, in 2017 the Company entered into stock purchase agreements with executive employees where in lieu of cash payment for the stock, promissory notes were issued (see Note 16). The Company determined the purchase of the stock to be non-substantive, and as such, the shares subject to the promissory notes will not be deemed issued until such time as the promissory notes have been repaid. Accordingly, the Company has excluded these shares from the table above and the calculation of basic and diluted net loss per share for the years ended December 31, 2018 and 2019.

Unaudited pro forma net loss per share attributable to common stockholders

The unaudited pro forma basic and diluted net loss per share attributable to common stockholders for the year ended December 31, 2019 has been prepared to give effect to adjustments arising upon the completion of the proposed IPO. The unaudited pro forma net loss attributable to common stockholders used in the calculation of unaudited pro forma basic and diluted net loss per share attributable to common stockholders gives effect, upon the proposed IPO, to (i) the conversion of shares of preferred stock into shares of common stock as if the proposed IPO had occurred on the later of January 1, 2019 or the issuance date of the preferred stock, and (ii) the Settlement of the Executive Promissory Notes as if it had occurred on January 1, 2019.

Unaudited pro forma basic and diluted net loss per share attributable to common stockholders was calculated as follows:

Year Ended
December 31, 2019
(unaudited)
Numerator (in millions):
Pro forma net loss attributable to common stockholders	$(108.5)
Denominator:
Weighted average common shares outstanding — basic and diluted	11,085,906
Pro forma adjustment to reflect automatic conversion of convertible preferred stock into common stock upon the closing of the proposed IPO	27,501,186
Pro forma adjustment to reflect common shares outstanding upon Settlement of Executive Promissory Notes	619,024
Pro forma weighted average common shares outstanding — basic and diluted	39,206,116
Pro forma net loss per share attributable to common stockholders — basic and diluted	$(2.77)